Vessels, Net	12 Months Ended
Dec. 31, 2023
Vessels, Net [Abstract]
Vessels, Net
6.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2022
Cost:
Beginning balance	511,516	488,049
- Additions	419	71,224
- Vessel contributed to United Maritime Corporation	-	(17,948)
- Transfer to “Assets held for sale”	-	(29,809)
Ending balance	511,935	511,516

Accumulated depreciation:
Beginning balance	(77,383)	(61,987)
- Depreciation for the period	(24,076)	(23,294)
- Vessel contributed to United Maritime Corporation	-	5,046
- Transfer to “Assets held for sale”	-	2,852
Ending balance	(101,459)	(77,383)

Net book value	410,476	434,133

Vessel contribution

On July 5, 2022, the Company contributed the Predecessor and the Gloriuship to United (Note 3).

Acquisitions

On November 9, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Paroship, for a gross purchase price of $31,000. The vessel was delivered to the Company on December 27, 2022. The acquisition of the vessel was financed with cash on hand and through the December 2022 Alpha Bank Loan (Note 8).

On May 25, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Honorship, for a gross purchase price of $34,600. The vessel was delivered to the Company on June 27, 2022. The acquisition of the vessel was financed with cash on hand and through the June 2022 Piraeus Bank Loan Facility (Note 8).

During the years ended December 31, 2023 and 2022, amounts of $419 and $5,624, respectively, of improvements were capitalized that concern improvements on vessels performance and meeting environmental standards mainly due to installation of ballast water treatment systems and other energy saving devices. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel.  Amounts paid within the year for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statement of cash flows.

As of December 31, 2023, all vessels, except for the Knightship, the Lordship, the Flagship, the Partnership, the Hellasship and the Patriotship that are financed through other financial liabilities (sale and leaseback agreements), are mortgaged to secure loans of the Company (Note 8).

Gain on sale of vessels, net

On December 27, 2022, the Company entered into an agreement with United for the sale of a secondhand Capesize vessel, the Goodship, for a gross purchase price of $17,500. The vessel was delivered to her new owners on February 10, 2023. As of December 31, 2022, the vessel along with the associated inventories were classified in current assets as “Assets held for sale” in the consolidated balance sheet, according to the provisions of ASC 360, as all the criteria for this classification were met. The specific vessel was not impaired as of December 31, 2022, since its carrying amount plus unamortized dry-dock costs as at the balance sheet date was lower than its sale price less cost to sell. As of December 31, 2022, an advance payment of $6,125 was received in cash (Note 3) according to the terms of the agreement, which is separately presented as “Liability from contract with related party” in the consolidated balance sheet. The vessel was delivered to her new owners on February 10, 2023. As of December 31, 2023, a gain on sale of vessel, net of sale expenses, amounting to $4,887 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statements of income.

On December 27, 2022, the Company entered into an agreement with United for the sale of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $18,750. The vessel was delivered to her new owners on February 28, 2023. As of December 31, 2022, the vessel along with the associated inventories were classified in current assets as “Assets held for sale” in the consolidated balance sheet, according to the provisions of ASC 360, as all the criteria for this classification were met. The specific vessel was not impaired as of December 31, 2022, since its carrying amount plus unamortized dry-dock costs as at the balance sheet date was lower than its sale price less cost to sell. As of December 31, 2022, an advance payment of $6,563 was received in cash (Note 3) according to the terms of the agreement, which is separately presented as “Liability from contract with related party” in the consolidated balance sheet. The vessel was delivered to her new owners on February 28, 2023. As of December 31, 2023, a gain on sale of vessel, net of sale expenses, amounting to $3,207 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statements of income.